Direxion Daily DIS Bear 1X ETF Investment Strategy - Direxion Daily DIS Bear 1X ETF	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to DIS, consistent with the Fund’s investment objective.The Walt Disney Company engages in the business of international family entertainment and media enterprise. It owns and operates television and radio production, distribution and broadcasting stations, direct-to-consumer services, amusement parks, and hotels. It operates through the following business segments: Disney Entertainment, ESPN, and Disney Parks, Experiences, and Products. The company was founded in 1923 and is headquartered in Burbank, California. DIS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by The Walt Disney Company pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38842 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding The Walt Disney Company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, DIS is assigned to the communication services sector and the entertainment industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DIS that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DIS exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the communication services sector and the entertainment industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DIS. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DIS is consistent with the Fund’s investment objective. The impact of DIS’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DIS has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DIS has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding The Walt Disney Company from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding The Walt Disney Company is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DIS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning The Walt Disney Company could affect the value of the Fund’s investments with respect to DIS and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DIS that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DIS exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the communication services sector and the entertainment industry).